Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Leatherback Long/Short Alternative Yield ETF
Shareholder Report [Line Items]
Fund Name	Leatherback Long/Short Alternative Yield ETF
Class Name	Leatherback Long/Short Alternative Yield ETF
Trading Symbol	LBAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by writing us at (833) 417-0090 or by writing the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 417-0090
Additional Information Website	www.leatherbackam.com/etfs
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leatherback Long/Short Alternative Yield ETF	$75	1.59%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.59%
Net Assets	$ 33,769,000
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$33,769
Number of Holdings	59
Portfolio Turnover	25%

Holdings [Text Block]	Sector Breakdown (% of total investments (excludes securities sold short)) Sector - Securities Sold Short (% of total securities sold short)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Newmont Corp.	5.0
AGNC Investment Corp.	4.7
Exxon Mobil Corp.	4.6
Comcast Corp. - Class A	4.5
EPR Properties	4.5
Visa, Inc. - Class A	4.4
Bunge Global SA	4.3
Old Republic International Corp.	4.3
Intercontinental Exchange, Inc.	4.2
Union Pacific Corp.	4.1